N-2	6 Months Ended
Sep. 30, 2023
Cover [Abstract]
Entity Central Index Key	0001953146
Amendment Flag	true
Amendment Description	Registrant is filing this amendment to its Form N-CSRS for the period ended September 30, 2023 originally filed with the Securities and Exchange Commission on December 7, 2023 (Accession Number 0001213900-23-094082). The sole purpose of this amendment is to restate and refile the 2023 financial statements for CPG Vintage Access Fund VI, LLC due to a material error in classification of the Fund’s short-term investments in Money Market Funds. The effects of this restatement on the Fund’s financial statements for the period ended September 30, 2023 are described in Note 9 to the financial statements. For the convenience of the reader, we are refiling our entire report on Form N-CSR for the period ended September 30, 2023 by means of this amended Form N-CSR. However, except for the information affected by the restatement as described in Note 9, we have not updated the information contained herein for events or transactions occurring subsequent to the date of the original filing and as a result, such information continues to speak as of the date of the original filing.
Document Type	N-CSRS/A
Entity Registrant Name	CPG VINTAGE ACCESS FUND VI, LLC
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	Period from April 14, 2023* to September 30, 2023 (Unaudited)
Per unit operating performances:
Net asset value per unit, beginning of period	$10.00
Activity from investment operations:(1)
Net investment loss	(0.13)
Net realized and unrealized gain on investments	0.04
Total from investment operations	(0.09)

Activity from capital transactions
Proceeds from make-up fees	0.16
	0.16

Net Asset Value, end of period	$10.07

Net Assets, end of period (in thousands)	$32,336

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment loss(2)	(2.47	)%(3)
Total Expenses(2)	5.99	%(3)

Portfolio turnover	0.00	%(4)
Total return(5)	0.68	%(4)

*   Commencement of operations.

(1)  Selected data is for a single unit outstanding throughout the period.

(2)  The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)  Net investment loss and net expense have been annualized, except for Organizational Costs which are one time expenses.

(4)  Not annualized.

(5)  Total return based on per unit net asset value reflects the change in net asset value based on the performance of the Fund during the period. Total returns shown exclude applicable sales charges.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

CPG Vintage Access Fund VI, LLC (the “Fund”) was organized as a Delaware limited liability company on November 4, 2022. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on April 14, 2023. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek long-term attractive risk adjusted returns. The Fund seeks to achieve its investment objective principally by making primary investments in a portfolio of institutional private equity, venture and private debt investment funds managed or sponsored by various asset management firms unaffiliated with the Adviser (the “Investment Funds”) that were represented on the Morgan Stanley Smith Barney LLC (“Morgan Stanley”) platform during the Fund’s vintage period. Morgan Stanley is not a sponsor, promoter, adviser or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized under Delaware law. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”), and has assigned to the Adviser general responsibility for determining the value of the Fund’s investments. In that role, the Adviser has established a committee (the Valuation Committee”) that oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Adviser (the “Valuation Procedures”).

The initial closing date for subscriptions for units of limited liability company interests (“Units”) was April 14, 2023 (“Initial Closing”). Subsequent to the Initial Closing, the Fund offers Units at additional closings, which will occur over a period of approximately ten months following the Initial Closing (the last closing being referred to as the “Final Closing”). An investor that participates in a closing that occurs after the Initial Closing will be required to pay a “make-up” amount to the Fund. Such “make-up” payments are calculated by applying an annualized rate of 6.0% to the percentage of the aggregate commitments by investors to the Fund (“Commitments”) previously drawn down by the Fund and applied over the period of time since such draw-downs. The amount of the make-up fee payments are paid to and retained as assets of the Fund. This amount is presented as a component of Net Assets on the Statement of Assets and Liabilities.

The Fund does not have a fixed term. The Investment Funds, however, generally will have fixed terms. Investors reasonably can expect to receive distributions from the Fund periodically after the Fund receives distributions from Investment Funds and when Investment Funds terminate, which the Fund anticipates will occur approximately 10 to 12 years after the Final Closing. The Fund will be wound up and dissolved after its final distribution to investors. The Fund may be dissolved prior thereto in accordance with its LLC Agreement.